Consolidating Condensed Financial Information - Schedule of Condensed Consolidating Balance Sheet Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	$ 2,408,749	$ 3,027,160
Property and equipment, net	15,371,795	14,441,542
Investments in and advances to unconsolidated affiliates	1,491,497	1,559,034
Other non-current assets	5,943,137	7,566,178
Total assets	25,215,178	26,593,914
Current liabilities	2,237,951	3,407,925
Deferred income taxes, net	2,680,576	2,621,860
Long-term debt	12,368,311	12,805,285
Other long-term obligations	157,663	130,570
Total liabilities	17,444,501	18,965,640
Redeemable noncontrolling interests	6,250
MGM Resorts International stockholders' equity	5,119,927	4,090,917
Noncontrolling interests	2,644,500	3,537,357
Total stockholders' equity	7,764,427	7,628,274	$ 7,860,495	$ 8,116,016
Total liabilities and stockholders' equity	25,215,178	26,593,914
Parent [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	561,310	1,390,806
Investments in subsidiaries	18,491,578	18,689,695
Other non-current assets	38,577	38,531
Total assets	19,091,465	20,119,032
Current liabilities	536,165	1,680,319
Intercompany accounts	2,390,461	1,932,780
Deferred income taxes, net	631,763	572,363
Long-term debt	10,393,197	11,805,030
Other long-term obligations	19,952	37,623
Total liabilities	13,971,538	16,028,115
MGM Resorts International stockholders' equity	5,119,927	4,090,917
Total stockholders' equity	5,119,927	4,090,917
Total liabilities and stockholders' equity	19,091,465	20,119,032
Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	932,374	868,688
Property and equipment, net	5,089,726	5,112,543
Investments in subsidiaries	2,956,404	3,896,365
Investments in and advances to unconsolidated affiliates	1,460,084	1,526,446
Intercompany accounts	3,234,271
Other non-current assets	444,333	414,801
Total assets	14,117,192	13,993,934
Current liabilities	994,570	953,179
Intercompany accounts		2,175,091
Long-term debt	4,837	4,837
Other long-term obligations	67,212	58,016
Total liabilities	1,066,619	1,016,032
MGM Resorts International stockholders' equity	13,050,573	12,977,902
Total stockholders' equity	13,050,573	12,977,902
Total liabilities and stockholders' equity	14,117,192	13,993,934
Non-Guarantor MGP Subsidiaries [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Property and equipment, net	7,793,639	7,867,812
Total assets	7,793,639	7,867,812
Deferred income taxes, net	1,734,680	1,740,465
Total liabilities	1,734,680	1,740,465
MGM Resorts International stockholders' equity	6,058,959	6,127,347
Total stockholders' equity	6,058,959	6,127,347
Total liabilities and stockholders' equity	7,793,639	7,867,812
Non-Guarantor Other Subsidiaries [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	915,979	768,335
Property and equipment, net	2,500,401	1,473,159
Investments in and advances to unconsolidated affiliates	6,413	7,588
Other non-current assets	5,460,227	7,112,846
Total assets	8,883,020	9,361,928
Current liabilities	708,130	775,097
Intercompany accounts	843,810	242,311
Deferred income taxes, net	314,133	309,032
Long-term debt	1,970,277	995,418
Other long-term obligations	70,499	34,931
Total liabilities	3,906,849	2,356,789
Redeemable noncontrolling interests	6,250
MGM Resorts International stockholders' equity	2,325,421	3,467,782
Noncontrolling interests	2,644,500	3,537,357
Total stockholders' equity	4,969,921	7,005,139
Total liabilities and stockholders' equity	8,883,020	9,361,928
Elimination [Member]
Condensed Balance Sheet Statements Captions [Line Items]
Current assets	(914)	(669)
Property and equipment, net	(11,971)	(11,972)
Investments in subsidiaries	(21,447,982)	(22,586,060)
Investments in and advances to unconsolidated affiliates	25,000	25,000
Intercompany accounts	(3,234,271)
Total assets	(24,670,138)	(24,748,792)
Current liabilities	(914)	(670)
Intercompany accounts	(3,234,271)	(2,175,091)
Total liabilities	(3,235,185)	(2,175,761)
MGM Resorts International stockholders' equity	(21,434,953)	(22,573,031)
Total stockholders' equity	(21,434,953)	(22,573,031)
Total liabilities and stockholders' equity	$ (24,670,138)	$ (24,748,792)